December 26, 2006


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re: Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 235
          File No. 33-55893   CIK #896714

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on December 21, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.